Fair Value Measurements (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Investments held in Trust Account
Subscription Agreement Expense			$ 2,134,199
CIK0001838821_ARYA Sciences Acquisition Corp IV
Investments held in Trust Account
Subscription Agreement Expense	$ 713,794	$ 0	$ 2,134,199	$ 0
Open market subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Investments held in Trust Account
Shares to be issued on Close of Transaction	219,877		219,877
PIPE Warrants to be issued on Close of Transaction	183,493		183,493
Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Investments held in Trust Account
Shares to be issued on Close of Transaction	76,681		76,681
PIPE Warrants to be issued on Close of Transaction	166,160		166,160
Level 1 | U.S. Treasury securities | Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Investments held in Trust Account
Investment maturity period	185 days		185 days		185 days